Warrant Liability (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Jul. 16, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Derivative [Line Items]
Unit price (in dollars per share)		$ 11.5				$ 11.5			$ 11.5
Notice period to redeem warrants	30 days
Threshold trading days	20 days
Trading period	30 days
Change in fair value of warrant liability		$ 585	$ (460)	[1]	$ 166,500	$ 195	$ (780)	[1],[2]	$ 1,505	$ 25,370	$ 166,518
Common Stock
Derivative [Line Items]
Stock price trigger (in dollars per share)	$ 18
Class A Common Stock
Derivative [Line Items]
Number of ordinary shares called by each warrant (in shares)		1				1			1
Exercise price of warrant (in dollars per share)	11.5											$ 11.5
Public Warrants
Derivative [Line Items]
Warrants outstanding (in shares)		12,499,973				12,499,973			12,499,973
Units issued (in shares)									12,500,000
Warrant redemption price (in dollars per share)	$ 0.01
Change in fair value of warrant liability		$ 375	(250)			$ 125	(500)		$ 875	15,500
Private Placement Warrants
Derivative [Line Items]
Warrants outstanding (in shares)		7,000,000				7,000,000			7,000,000
Number of ordinary shares called by each warrant (in shares)	1
Warrants issued (in shares)	7,000,000
Change in fair value of warrant liability		$ 210	$ (210)			$ 70	$ (280)		$ 630	$ 9,870

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.